UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2010



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2010



[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

 ==========================================

        ANNUAL REPORT
        USAA TOTAL RETURN STRATEGY FUND
        DECEMBER 31, 2010

 ==========================================

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

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FUND OBJECTIVE

SEEKS A POSITIVE RETURN EVERY CALENDAR YEAR AND OVER THE LONG TERM (FIVE YEARS AND MORE) TO ACHIEVE RETURNS GREATER THAN THE S&P 500 INDEX WITH LESS RISK.

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TYPES OF INVESTMENTS

One portion of the Fund's assets is shifted among stocks, investment-grade bonds, or cash equivalents, generally investing at any given time in either (1) stocks through the use of stock-based exchange-traded funds (ETFs), (2) investment-grade bonds through either ETFs or direct investment, or (3) cash equivalents through direct investment in short-term, high-quality money market instruments or money market funds. Another portion of the Fund's assets is invested in long and short positions of common stock of large U.S. companies. The Fund also may utilize an index option-based strategy and a global tactical asset allocation strategy.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

   Distributions to Shareholders                                              14

   Report of Independent Registered Public Accounting Firm                    15

   Portfolio of Investments                                                   16

   Notes to Portfolio of Investments                                          32

   Financial Statements                                                       34

   Notes to Financial Statements                                              37

EXPENSE EXAMPLE                                                               55

TRUSTEES' AND OFFICERS' INFORMATION                                           57

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"I BELIEVE INVESTORS SHOULD CONTINUE
TO MAINTAIN A LONG-TERM PERSPECTIVE                [PHOTO OF DANIEL S. McNAMARA]
AND RESIST THE URGE TO PURSUE
DAY-TO-DAY MARKET SWINGS."

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JANUARY 2011

All in all, 2010 was a strong year for the financial markets. Stocks posted a second year of double-digit gains, and by the end of December had recovered most of the ground lost during the steep declines of the financial crisis. At the same time, fixed-income securities performed well, especially high-yield bonds and emerging markets debt, as yields fell and bond prices (which move in the opposite direction of yields) rose. Precious metals also outperformed as geopolitical concerns and long-term inflation fears stimulated investor interest.

But while 2010 was positive for stock and bond investors, it was also a bumpy ride. At the beginning of the year, the U.S. economy -- supported by the federal government's stimulus spending -- was showing signs of improvement and the housing market seemed to be stabilizing. Although unemployment remained high, renewed job growth was widely expected at any moment.

In the spring, however, the markets were shaken by the European debt crisis (which still continues at the time of this writing). Investor sentiment was further eroded by uncertainty about regulatory changes related to the health care, financial and energy industries, as well as the still unexplained May "flash crash" in the U.S. stock market. An anticipated summer lull was interrupted by a constant stream of negative headlines surrounding BP's oil spill in the Gulf of Mexico and growing concerns about the sustainability of the U.S. economic recovery.

In response, the Federal Reserve (the Fed) hinted of additional help -- the expansion of their policy of quantitative easing. Although "QE2" (the Fed's purchase of up to $600 billion in long-term Treasuries) was not formally enacted until after the November elections, stocks and a number of other asset classes rallied after the news. As investors reallocated their capital, the bond market rally faltered. Bond prices fell and yields -- except in the shortest maturities -- increased. Despite new worries late in the year, such as the debt problems of Portugal, Spain, Ireland and renewed weakness in the U.S. housing market, the strong performance of equity markets continued.

2011 is likely to provide its share of bumps and bruises. As a result, I believe investors should continue to maintain a long-term perspective and resist the urge to pursue day-to-day market swings. They should base investment decisions on their time horizon, risk tolerance, and financial objectives. In my opinion, investors should concentrate on:

o Quality. We believe the market has overlooked the value of high-quality dividend paying companies, which have strong balance sheets and are generally leaders in their industry.

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2  | USAA TOTAL RETURN STRATEGY FUND

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o  Growth. For those with a long-term time horizon, growth potential is vitally important. Although the emerging markets recorded strong gains during 2009 and 2010, I think they may still offer value for patient investors.

o Income. High-yield bonds and tax-exempt bonds offer income opportunities that can offset potential equity volatility. In addition, USAA has a new fund -- the Ultra Short-Term Bond Fund(1) -- which has greater income potential than a low-yielding money market fund and focuses on fixed-income investments of shorter duration than USAA's Short-Term Bond Fund.

o Inflation Protection. As I write to you, inflation is not a concern. However, because we believe current monetary policies could potentially lead to its re-emergence, you may want to consider adding inflation protection to your portfolio. USAA now offers the Real Return Fund(2), which seeks to provide you with some protection against the risks of long-term inflation.

If you would like to learn more about our new investment strategies and find out how they might fit into your investment plan, please call one of our USAA service representatives at 1-800-531-8722. Rest assured that in the months ahead, we will continue working hard on your behalf. We believe we have some of the finest investment professionals in the industry managing your investments. Combined with our family of no-load mutual funds and our first-class service, they provide what we consider an excellent value.

Thank you for allowing us to help you with your investment needs.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund.

(1) The Fund is subject to various risks including Real Estate Investment Trusts
    (REIT), Exchange Traded Funds (ETFs), and derivative risk. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Exchange Traded Funds (ETFs) are subject to risks similar to those of stocks. The derivative risk is that it is not well-correlated with the security, index, or currency to which it relates. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost.

(2) The Fund may be subject to stock market risk and is non-diversified which means that it may invest a greater percentage of its assets in a single issuer. Individual stocks will fluctuate in response to the activities of individual companies, general market, and economic conditions domestically and abroad. When redeemed or sold, may be worth more or less than the original cost.

Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company                  QS Investors, LLC*
                                                         U.S. Stocks
    JOHN P. TOOHEY, CFA
    WASIF A. LATIF                                       ROBERT WANG
    Exchange-Traded Funds                                RUSSELL SHTERN, CFA**

    TONY ERA
    Money Market Instruments

Credit Suisse Securities (USA) LLC's
Volaris Volatility Management Group
    Option-based Risk Management Strategy

    YIRONG Li, CFA
    DEFINA MALUKI, CFA

*Effective August 1, 2010, QS Investors, LLC replaced Deutsche Investment Management Americas Inc. as one of the subadvisers of the Fund.
**Effective August 1, 2010, James B. Francis no longer is a co-manager of the Fund.

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o  HOW DID THE USAA TOTAL RETURN STRATEGY FUND (THE FUND) PERFORM DURING THE
   ANNUAL PERIOD?

   For the year ended December 31, 2010, the Fund had a total return of 5.01%. This compares to returns of 15.06% for the S&P 500 Index (the Index) and 12.91% for the Lipper Flexible Portfolio Funds Index.

o  PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE PAST YEAR.

   The world stock markets performed well in 2010, albeit with an elevated degree of volatility. A number of positive factors underpinned the

   Past performance is no guarantee of future results.

   Refer to page 10 for benchmark definitions.

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4  | USAA TOTAL RETURN STRATEGY FUND
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   markets' double-digit gains, outweighing the bouts of investor risk aversion that occurred periodically throughout the year. Most of these was the steady improvement in global growth and the gradual dissipation of the threat that the economy would slide into a "double-dip" recession. Stronger growth, in turn, combined with businesses' cost-cutting efforts to fuel a substantial increase in corporate earnings over year-ago levels. Monetary policy was also highly supportive, with the world's major central banks all taking steps to help stave off a slowdown in growth. The most notable initiative was a second round of "quantitative easing" pursued by the U.S. Federal Reserve (the Fed) in the latter half of the year. Fed Chairman Ben Bernanke surprised investors in late August by mentioning the policy that became known as "QE2", sparking stellar gains for equities in the final four months of the year.

o  WHAT FACTORS DROVE THE FUND'S PERFORMANCE?

   The Fund seeks to have a positive total return every calendar year and outperform the Index over a full market cycle. We employ a multi-pronged, risk-controlled strategy that attempts to mitigate the impact of large stock market downturns, and at the same time participate to a significant degree in the stock market's upside. While this approach can help performance when the market is highly volatile or losing ground, it can lead to relative underperformance when stocks perform as well as they did in 2010.

   There were four components to the Fund's return in the 12-month reporting period.

   The first component is our investment in the SPDR Trust Series 1 exchange-traded fund (ETF) that seeks to track the performance of the Index. This component of the Fund, which made up about 79.3% of its assets on average, had a positive, double-digit total return during the favorable market environment of the past year.

   Exchange Traded Funds (ETFs) are subject to risks similar to those of stocks. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. o As interest rates rise, existing bond prices fall.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   The second component of the Fund seeks to manage the risk of stock market volatility through an equity hedging strategy managed by Credit Suisse Securities (USA) LLC's Volaris Volatility Management Group (Volaris Group). The strategy involves purchasing options that can help hedge the possibility of a market decline, and funding these purchases by selling options and collecting the proceeds. We work closely with Volaris Group to manage the equity hedging strategy based on market conditions.

   While this carefully-managed equity hedging strategy can limit the impact of a market downdraft -- which it did successfully during the April-May interval -- it also can limit upside potential. This proved to be the case in the final four months of the year, during which our hedging strategy prevented the Fund from fully participating in the market's robust rally.

   The third component is comprised of a market-neutral strategy managed by Deutsche Investment Managers Inc. and then by QS Investors, LLC as of August 1, 2010. QS Investors, LLC invests primarily in long and short positions of common stock of large U.S. companies and seeks to generate positive returns that have low correlation with the Index. This strategy, which is designed to have zero net market exposure by virtue of the roughly equal dollar amount of its long and short positions, exhibited strong performance during the past year. However, as can be expected when the stock market performs well as it did in 2010, the strategy lagged the return of the S&P 500 Index.

   The fourth component of our total return was our position in the Deutsche iGAP Investment Trust "B" (iGAP), which was also managed by QS Investors, LLC. iGAP is a global tactical allocation strategy hedge fund that takes long and short positions in stocks, currencies,

   Options are considered speculative investment strategies. o Index collars are generally employed to protect unrealized profits from the portfolio being protected, and the index option class chosen will generally have an underlying index that most closely tracks the performance of the portfolio. While losses may be limited so are potential gains.

   You will find a complete list of securities that the Fund owns on pages 16-31.

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6  | USAA TOTAL RETURN STRATEGY FUND

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   commodities, and bond markets around the world. We held a position in the
   iGap during the first half of the year, during which time it detracted from the Fund's performance. We eliminated it from the portfolio at the end of July.

o  WHAT IS YOUR OUTLOOK AS WE MOVE INTO 2011?

   We continue to see a mixed picture as we survey the economic outlook. There are many reasons, we believe, to take an optimistic view, including the improvement in consumer finances and the passage of a bill extending the Bush-era tax cuts. On the corporate level, businesses are holding a cash position near a three-decade high -- creating an enormous war chest for spending once business leaders grow more confident in the recovery. An uptick in bank lending and the continued expansion of the manufacturing sector also serve as positive underpinnings for growth. On the other hand, lingering unemployment, the depressed housing market, budget cutbacks on the state and local government level, and concerns about the sovereign debt problems in Europe are all factors that continue to weigh on economic forecasts. While we believe these varied inputs add up to a positive outlook overall, we remain cautious in the near-term since the private sector is still very dependent on monetary and fiscal support from the government.

   In this potentially challenging environment, we continue to place a greater emphasis on preserving capital. We believe our disciplined, diversified approach can add more value over time than trying to "catch-up" when the markets are experiencing a strong equity market rally such as we witnessed in late 2010.

   Thank you for your investment in the Fund.

   THE TOTAL RETURN STRATEGY FUND MAY CHANGE THE ALLOCATION OF ITS PORTFOLIO HOLDINGS REGULARLY WHICH MAY RESULT IN A HIGHER PROPORTION OF CAPITAL GAINS, HIGHER PORTFOLIO TURNOVER, AND A LOWER RETURN. THE FUND UTILIZES A FOCUSED INVESTMENT STRATEGY WHICH MAY INCREASE THE VOLATILITY OF THE FUND'S INVESTMENT RESULTS. THERE IS NO ASSURANCE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  7

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FUND RECOGNITION

USAA TOTAL RETURN STRATEGY FUND

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                         OVERALL MORNINGSTAR RATING(TM)
                         out of 1,753 large blend funds
                     for the period ended December 31, 2010:

                                  OVERALL RATING
                                     * * * *

                                     3-YEAR
                                    * * * * *
                               out of 1,753 funds

                                     5-YEAR
                                     * * * *
                               out of 1,457 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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8  | USAA TOTAL RETURN STRATEGY FUND

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INVESTMENT OVERVIEW

USAA TOTAL RETURN STRATEGY FUND (Ticker Symbol: USTRX)

--------------------------------------------------------------------------------
                                          12/31/10                 12/31/09
--------------------------------------------------------------------------------
Net Assets                             $141.3 Million           $149.2 Million
Net Asset Value Per Share                  $8.34                    $7.97

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/10
--------------------------------------------------------------------------------
     1 Year                  5 Years                 Since Inception 1/24/05
      5.01%                   0.48%                         0.48%

--------------------------------------------------------------------------------
                                EXPENSE RATIO*
--------------------------------------------------------------------------------
    Before Reimbursement      1.96%         After Reimbursement         1.96%

               (Includes acquired fund fees and expenses of 0.26%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATION MAY DIFFER FROM THE EXPENSE RATION DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               LIPPER FLEXIBLE PORTFOLIO                         USAA TOTAL RETURN
                     FUNDS INDEX              S&P 500 INDEX        STRATEGY FUND
01/31/05             $10,000.00                 $10,000.00          $10,000.00
02/28/05              10,188.52                  10,210.44           10,020.00
03/31/05              10,007.72                  10,029.64            9,854.00
04/30/05               9,824.85                   9,839.42            9,874.07
05/31/05              10,051.58                  10,152.49            9,884.10
06/30/05              10,125.36                  10,166.90            9,925.25
07/31/05              10,449.34                  10,545.00           10,096.37
08/31/05              10,448.92                  10,448.78            9,965.51
09/30/05              10,600.57                  10,533.41            9,998.75
10/31/05              10,455.83                  10,357.81           10,018.93
11/30/05              10,706.71                  10,749.57           10,039.11
12/31/05              10,806.95                  10,753.25           10,043.95
01/31/06              11,156.20                  11,038.03           10,074.42
02/28/06              11,108.49                  11,067.98           10,104.89
03/31/06              11,285.24                  11,205.75           10,132.31
04/30/06              11,412.27                  11,356.22           10,163.01
05/31/06              11,150.67                  11,029.37           10,203.95
06/30/06              11,138.94                  11,044.32           10,237.82
07/31/06              11,175.97                  11,112.45           10,268.81
08/31/06              11,373.16                  11,376.85           10,310.14
09/30/06              11,498.50                  11,670.03           10,344.23
10/31/06              11,802.06                  12,050.31           10,385.98
11/30/06              12,066.02                  12,279.46           10,521.68
12/31/06              12,187.09                  12,451.71           10,555.63
01/31/07              12,331.83                  12,640.03           10,692.86
02/28/07              12,283.67                  12,392.80           10,471.19
03/31/07              12,399.00                  12,531.41           10,537.71
04/30/07              12,785.79                  13,086.50           10,876.27
05/31/07              13,073.50                  13,543.15           11,204.26
06/30/07              13,014.20                  13,318.15           11,142.87
07/31/07              12,882.48                  12,905.23           11,005.04
08/31/07              12,873.74                  13,098.68           11,111.06
09/30/07              13,381.17                  13,588.55           11,428.12
10/31/07              13,737.37                  13,804.70           11,523.97
11/30/07              13,412.18                  13,227.57           11,172.50
12/31/07              13,353.40                  13,135.81           11,051.97
01/31/08              12,919.38                  12,347.90           10,780.68
02/29/08              12,837.69                  11,946.77           10,698.12
03/31/08              12,666.94                  11,895.18           10,655.48
04/30/08              13,124.02                  12,474.52           11,022.50
05/31/08              13,331.89                  12,636.09           11,271.13
06/30/08              12,733.00                  11,570.83           10,853.18
07/31/08              12,492.21                  11,473.56           10,805.73
08/31/08              12,449.51                  11,639.52           10,948.07
09/30/08              11,283.16                  10,602.35           10,214.35
10/31/08               9,548.04                   8,821.71            8,977.69
11/30/08               9,010.17                   8,188.71            8,537.72
12/31/08               9,344.88                   8,275.84            8,729.62
01/31/09               8,948.31                   7,578.30            8,245.31
02/28/09               8,344.66                   6,771.38            7,724.68
03/31/09               8,897.56                   7,364.52            8,045.34
04/30/09               9,610.14                   8,069.37            8,385.12
05/31/09              10,222.11                   8,520.72            8,809.83
06/30/09              10,054.33                   8,537.62            8,755.23
07/31/09              10,872.60                   9,183.38            9,095.24
08/31/09              11,137.50                   9,514.94            9,228.81
09/30/09              11,609.76                   9,870.00            9,400.03
10/31/09              11,428.59                   9,686.64            9,351.45
11/30/09              11,916.10                  10,267.68            9,655.07
12/31/09              12,070.54                  10,466.00            9,798.67
01/31/10              11,755.01                  10,089.50            9,626.55
02/28/10              11,958.61                  10,402.05            9,798.67
03/31/10              12,542.39                  11,029.76           10,044.54
04/30/10              12,733.39                  11,203.89           10,056.85
05/31/10              12,001.09                  10,309.25            9,761.43
06/30/10              11,610.53                   9,769.58            9,379.83
07/31/10              12,234.31                  10,454.07            9,773.74
08/31/10              11,943.20                   9,982.13            9,441.38
09/30/10              12,702.36                  10,872.98            9,995.31
10/31/10              13,120.98                  11,286.69           10,130.71
11/30/10              13,110.82                  11,288.13           10,044.54
12/31/10              13,628.89                  12,042.54           10,289.47

                                   [END CHART]

         *Data from 1/31/05 to 12/31/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund to the following benchmarks:

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*The performance of the Lipper Flexible Portfolio Funds Index and the S&P 500 Index is calculated from the end of the month, January 31, 2005, while the Fund's inception date is January 24, 2005. There may be a slight variation of the performance numbers because of this difference. It is not possible to invest directly in an index.

================================================================================

10  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                      TOP 10 COMMON STOCK POSITIONS -- LONG
                                 AS OF 12/31/10
                                (% of Net Assets)

HCP, Inc. ...............................................................  0.3%
Devon Energy Corp. ......................................................  0.3%
SunTrust Banks, Inc. ....................................................  0.3%
Verizon Communications, Inc. ............................................  0.3%
SL Green Realty Corp. ...................................................  0.3%
Freeport-McMoRan Copper & Gold, Inc. ....................................  0.3%
General Dynamics Corp. ..................................................  0.3%
Microsoft Corp. .........................................................  0.3%
Rayonier, Inc.  .........................................................  0.3%
Norfolk Southern Corp. ..................................................  0.3%

                     TOP 10 COMMON STOCK POSITIONS -- SHORT
                                 AS OF 12/31/10
                                (% of Net Assets)

WABCO Holdings, Inc. ...................................................  0.3%
Health Care REIT, Inc. .................................................  0.3%
Allstate Corp. .........................................................  0.3%
Kellogg Co. ............................................................  0.3%
Northern Trust Corp. ...................................................  0.3%
SBA Communications Corp. "A" ...........................................  0.3%
Skyworks Solutions, Inc. ...............................................  0.3%
MetLife, Inc. ..........................................................  0.3%
Lockheed Martin Corp. ..................................................  0.3%
Xilinx, Inc. ...........................................................  0.3%

You will find a complete list of securities that the Fund owns on pages 16-31.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     SECTORS -- LONG COMMON STOCK POSITIONS
                                 AS OF 12/31/10
                                (% of Net Assets)

Information Technology ...................................................  4.1%
Financials ...............................................................  3.7%
Consumer Discretionary ...................................................  2.9%
Health Care  .............................................................  2.8%
Industrials ..............................................................  2.5%
Energy ...................................................................  1.5%
Consumer Staples .........................................................  1.2%
Utilities ................................................................  1.0%
Materials ................................................................  0.7%
Telecommunication Services ...............................................  0.6%

                     SECTORS -- SHORT COMMON STOCK POSITIONS
                                 AS OF 12/31/10
                                (% of Net Assets)

Information Technology ...................................................  3.8%
Financials ...............................................................  3.6%
Industrials ..............................................................  3.1%
Health Care ..............................................................  2.5%
Consumer Staples .........................................................  2.0%
Consumer Discretionary ...................................................  1.8%
Energy ...................................................................  1.7%
Materials ................................................................  0.9%
Telecommunication Services ...............................................  0.9%
Utilities ................................................................  0.9%

================================================================================

12  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                                ASSET ALLOCATION
                                 AS OF 12/31/10
                                (% of Net Assets)

Stocks - Long .........................................................  21.0%
Stock-Based Exchange-Traded Funds* ....................................  79.3%
Money Market Instruments ..............................................   0.5%
Stocks - Short ........................................................ -21.2%
Purchased Options .....................................................   0.3%
Written Options .......................................................  -1.2%

*Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on an exchange. These particular ETFs represent multiple sectors. The Fund participates in exemptive orders held bycertain ETFs that allow the Fund to invest in these ETFs above the level permitted under the Investment Act of 1940.

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

17.42% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended December 31, 2010, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

14  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TOTAL RETURN STRATEGY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Total Return Strategy Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Total Return Strategy Fund at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
San Antonio, Texas
February 23, 2011

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  15

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2010

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              LONG POSITIONS (100.8%)

              COMMON STOCKS (21.0%)(a)

              CONSUMER DISCRETIONARY (2.9%)
              -----------------------------
              ADVERTISING (0.0%)
     5,000    Clear Channel Outdoor Holdings, Inc. "A"*                     $     70
                                                                            --------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
     3,500    Coach, Inc.                                                        194
     1,600    VF Corp.                                                           138
                                                                            --------
                                                                                 332
                                                                            --------
              APPAREL RETAIL (0.5%)
    16,700    American Eagle Outfitters, Inc.                                    245
    15,100    Gap, Inc.                                                          334
     2,600    Guess?, Inc.                                                       123
                                                                            --------
                                                                                 702
                                                                            --------
              AUTO PARTS & EQUIPMENT (0.3%)
     2,500    Autoliv, Inc.                                                      197
     4,400    TRW Automotive Holdings Corp.*                                     232
                                                                            --------
                                                                                 429
                                                                            --------
              BROADCASTING (0.2%)
     4,600    Liberty Media-Starz "A"*                                           306
                                                                            --------
              CASINOS & GAMING (0.1%)
     3,300    Las Vegas Sands Corp.*                                             152
                                                                            --------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
     8,700    GameStop Corp. "A"*                                                199
     5,500    RadioShack Corp.                                                   102
                                                                            --------
                                                                                 301
                                                                            --------
              DEPARTMENT STORES (0.2%)
     4,800    Kohl's Corp.*                                                      261
                                                                            --------
              EDUCATION SERVICES (0.3%)
     2,100    Apollo Group, Inc. "A"*                                             83
     5,400    Career Education Corp.*                                            112

================================================================================

16  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
     2,100    DeVry, Inc.                                                   $    101
     1,800    ITT Educational Services, Inc.*                                    114
                                                                            --------
                                                                                 410
                                                                            --------
              HOUSEWARES & SPECIALTIES (0.1%)
     2,000    Tupperware Brands Corp.                                             95
                                                                            --------
              MOVIES & ENTERTAINMENT (0.1%)
     5,000    Madison Square Garden, Inc. "A"*                                   129
                                                                            --------
              PUBLISHING (0.2%)
       572    Washington Post Co. "B"                                            251
                                                                            --------
              RESTAURANTS (0.2%)
       900    Chipotle Mexican Grill, Inc. "A"*                                  191
       800    Panera Bread Co. "A"*                                               81
                                                                            --------
                                                                                 272
                                                                            --------
              SPECIALTY STORES (0.2%)
    26,000    Office Depot, Inc.*                                                140
     2,200    Signet Jewelers Ltd.*                                               96
                                                                            --------
                                                                                 236
                                                                            --------
              TIRES & RUBBER (0.1%)
    14,300    Goodyear Tire & Rubber Co.*                                        169
                                                                            --------
              Total Consumer Discretionary                                     4,115
                                                                            --------
              CONSUMER STAPLES (1.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
     4,500    Corn Products International, Inc.                                  207
                                                                            --------
              BREWERS (0.2%)
     5,800    Molson Coors Brewing Co. "B"                                       291
                                                                            --------
              HOUSEHOLD PRODUCTS (0.1%)
     1,800    Energizer Holdings, Inc.*                                          131
                                                                            --------
              PACKAGED FOODS & MEAT (0.4%)
     4,500    Hershey Co.                                                        212
    19,400    Tyson Foods, Inc. "A"                                              334
                                                                            --------
                                                                                 546
                                                                            --------
              SOFT DRINKS (0.1%)
     4,100    Dr. Pepper Snapple Group, Inc.                                     144
                                                                            --------
              TOBACCO (0.3%)
     4,500    Lorillard, Inc.                                                    370
                                                                            --------
              Total Consumer Staples                                           1,689
                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              ENERGY (1.5%)
              -------------
              INTEGRATED OIL & GAS (0.4%)
     2,100    Chevron Corp.                                                 $    192
     4,800    Hess Corp.                                                         367
                                                                            --------
                                                                                 559
                                                                            --------
              OIL & GAS DRILLING (0.2%)
     3,900    Helmerich & Payne, Inc.                                            189
                                                                            --------
              OIL & GAS EQUIPMENT & SERVICES (0.4%)
     1,000    Core Laboratories N.V.                                              89
     3,600    Exterran Holdings, Inc.*                                            86
     3,300    Oceaneering International, Inc.*                                   243
     1,800    Seacor Holdings, Inc.                                              182
                                                                            --------
                                                                                 600
                                                                            --------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     7,200    Comstock Resources, Inc.*                                          177
     5,000    Devon Energy Corp.                                                 393
     3,200    QEP Resources, Inc.                                                116
                                                                            --------
                                                                                 686
                                                                            --------
              Total Energy                                                     2,034
                                                                            --------
              FINANCIALS (3.7%)
              -----------------
              CONSUMER FINANCE (0.1%)
     3,400    Capital One Financial Corp.                                        145
                                                                            --------
              INVESTMENT BANKING & BROKERAGE (0.1%)
       800    Goldman Sachs Group, Inc.                                          135
                                                                            --------
              PROPERTY & CASUALTY INSURANCE (0.6%)
     3,900    Allied World Assurance Co.                                         232
     4,000    Chubb Corp.                                                        238
     6,600    Travelers Companies, Inc.                                          368
                                                                            --------
                                                                                 838
                                                                            --------
              REGIONAL BANKS (0.8%)
    11,500    Associated Banc Corp.                                              174
     4,900    East West Bancorp, Inc.                                             96
    23,700    Fifth Third Bancorp                                                348
         8    First Horizon National Corp.*                                       --
    12,300    KeyCorp                                                            109
    13,300    SunTrust Banks, Inc.                                               392
                                                                            --------
                                                                               1,119
                                                                            --------
              REINSURANCE (0.1%)
     2,300    Validus Holdings Ltd.                                               70
                                                                            --------

================================================================================

18  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              REITs - DIVERSIFIED (0.2%)
     3,800    Vornado Realty Trust                                          $    317
                                                                            --------
              REITs - OFFICE (0.4%)
     8,050    CommonWealth REIT                                                  205
     5,700    SL Green Realty Corp.                                              385
                                                                            --------
                                                                                 590
                                                                            --------
              REITs - SPECIALIZED (1.4%)
    11,400    HCP, Inc.                                                          420
    10,900    Hospitality Properties Trust                                       251
     7,900    Nationwide Health Properties, Inc.                                 287
     3,100    Public Storage                                                     314
     7,100    Rayonier, Inc.                                                     373
     5,700    Ventas, Inc.                                                       299
                                                                            --------
                                                                               1,944
                                                                            --------
              Total Financials                                                 5,158
                                                                            --------
              HEALTH CARE (2.8%)
              ------------------
              BIOTECHNOLOGY (0.9%)
     5,200    Biogen Idec, Inc.*                                                 349
     1,600    Celgene Corp.*                                                      94
     5,800    Cephalon, Inc.*                                                    358
     9,400    Gilead Sciences, Inc.*                                             341
     3,400    Myriad Genetics, Inc.*                                              78
                                                                            --------
                                                                               1,220
                                                                            --------
              HEALTH CARE DISTRIBUTORS (0.4%)
     4,500    AmerisourceBergen Corp.                                            154
     8,000    Cardinal Health, Inc.                                              306
     2,000    McKesson Corp.                                                     141
                                                                            --------
                                                                                 601
                                                                            --------
              HEALTH CARE EQUIPMENT (0.4%)
    26,900    Boston Scientific Corp.*                                           204
     3,300    St. Jude Medical, Inc.*                                            141
     3,100    Stryker Corp.                                                      166
     4,300    Thoratec Corp.*                                                    122
                                                                            --------
                                                                                 633
                                                                            --------
              HEALTH CARE FACILITIES (0.1%)
     2,400    LifePoint Hospitals, Inc.*                                          88
                                                                            --------
              LIFE SCIENCES TOOLS & SERVICES (0.2%)
     3,300    Waters Corp.*                                                      256
                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (0.4%)
     3,400    CIGNA Corp.                                                   $    125
     7,800    Coventry Health Care, Inc.*                                        206
     6,900    UnitedHealth Group, Inc.                                           249
                                                                            --------
                                                                                 580
                                                                            --------
              PHARMACEUTICALS (0.4%)
     6,800    Eli Lilly and Co.                                                  238
    11,200    Forest Laboratories, Inc.*                                         358
                                                                            --------
                                                                                 596
                                                                            --------
              Total Health Care                                                3,974
                                                                            --------
              INDUSTRIALS (2.5%)
              -----------------
              AEROSPACE & DEFENSE (0.8%)
     5,300    General Dynamics Corp.                                             376
     5,700    Northrop Grumman Corp.                                             369
     7,200    Raytheon Co.                                                       334
                                                                            --------
                                                                               1,079
                                                                            --------
              AIR FREIGHT & LOGISTICS (0.2%)
     4,800    United Parcel Service, Inc. "B"                                    348
                                                                            --------
              AIRLINES (0.1%)
     3,300    United Continental Holdings, Inc.*                                  78
                                                                            --------
              BUILDING PRODUCTS (0.1%)
     2,700    Armstrong World Industries, Inc.                                   116
                                                                            --------
              CONSTRUCTION & ENGINEERING (0.1%)
     4,200    URS Corp.*                                                         175
                                                                            --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     2,800    Oshkosh Corp.*                                                      99
                                                                            --------
              INDUSTRIAL CONGLOMERATES (0.1%)
     5,300    Carlisle Companies, Inc.                                           211
                                                                            --------
              INDUSTRIAL MACHINERY (0.4%)
     4,700    Danaher Corp.                                                      222
     3,600    Harsco Corp.                                                       102
     4,100    Timken Co.                                                         195
                                                                            --------
                                                                                 519
                                                                            --------
              MARINE (0.1%)
     3,600    Teekay Corp.                                                       119
                                                                            --------
              RAILROADS (0.2%)
     5,900    Norfolk Southern Corp.                                             371
                                                                            --------

================================================================================

20  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              SECURITY & ALARM SERVICES (0.1%)
     5,800    Corrections Corp. of America*                                 $    145
                                                                            --------
              TRUCKING (0.2%)
     4,400    Ryder System, Inc.                                                 232
                                                                            --------
              Total Industrials                                                3,492
                                                                            --------
              INFORMATION TECHNOLOGY (4.1%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.3%)
     5,500    EchoStar Corp. "A"*                                                138
     1,700    F5 Networks, Inc.*                                                 221
                                                                            --------
                                                                                 359
                                                                            --------
              COMPUTER STORAGE & PERIPHERALS (0.2%)
     3,300    Lexmark International, Inc. "A"*                                   115
     3,800    Western Digital Corp.*                                             129
                                                                            --------
                                                                                 244
                                                                            --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
     5,400    Computer Sciences Corp.                                            268
     1,300    MasterCard, Inc. "A"                                               291
    10,900    Western Union Co.                                                  203
                                                                            --------
                                                                                 762
                                                                            --------
              ELECTRONIC COMPONENTS (0.2%)
    18,500    Vishay Intertechnology, Inc.*                                      271
                                                                            --------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
     5,200    FLIR Systems, Inc.*                                                155
     4,700    Itron, Inc.*                                                       260
                                                                            --------
                                                                                 415
                                                                            --------
              INTERNET SOFTWARE & SERVICES (0.3%)
       400    Google, Inc. "A"*                                                  238
     8,300    IAC/InterActiveCorp.*                                              238
                                                                            --------
                                                                                 476
                                                                            --------
              IT CONSULTING & OTHER SERVICES (0.2%)
     2,400    International Business Machines Corp.                              352
                                                                            --------
              SEMICONDUCTOR EQUIPMENT (0.1%)
     3,700    Lam Research Corp.*                                                192
                                                                            --------
              SEMICONDUCTORS (1.2%)
    24,800    Advanced Micro Devices, Inc.*                                      203
     9,700    Analog Devices, Inc.                                               365
    17,000    Atmel Corp.*                                                       209
    11,800    Fairchild Semiconductor International, Inc.*                       184
    11,300    Intel Corp.                                                        238

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
     6,400    Marvell Technology Group Ltd.*                                $    119
    14,400    Maxim Integrated Products, Inc.                                    340
                                                                            --------
                                                                               1,658
                                                                            --------
              SYSTEMS SOFTWARE (0.6%)
     3,300    BMC Software, Inc.*                                                156
    13,400    Microsoft Corp.                                                    374
    17,800    Symantec Corp.*                                                    298
                                                                            --------
                                                                                 828
                                                                            --------
              TECHNOLOGY DISTRIBUTORS (0.2%)
     6,200    Tech Data Corp.*                                                   273
                                                                            --------
              Total Information Technology                                     5,830
                                                                            --------
              MATERIALS (0.7%)
              ----------------
              DIVERSIFIED CHEMICALS (0.1%)
     2,300    Cabot Corp.                                                         87
                                                                            --------
              DIVERSIFIED METALS & MINING (0.2%)
     3,200    Freeport-McMoRan Copper & Gold, Inc.                               384
                                                                            --------
              PAPER PRODUCTS (0.3%)
     4,100    Domtar Corp.                                                       311
     3,200    MeadWestvaco Corp.                                                  84
                                                                            --------
                                                                                 395
                                                                            --------
              SPECIALTY CHEMICALS (0.1%)
     2,300    Sigma-Aldrich Corp.                                                153
                                                                            --------
              Total Materials                                                  1,019
                                                                            --------
              TELECOMMUNICATION SERVICES (0.6%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    10,800    Verizon Communications, Inc.                                       387
                                                                            --------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
     9,200    Telephone & Data Systems, Inc.                                     336
     3,600    U.S. Cellular Corp.*                                               180
                                                                            --------
                                                                                 516
                                                                            --------
              Total Telecommunication Services                                   903
                                                                            --------
              UTILITIES (1.0%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
    17,700    Duke Energy Corp.                                                  315
     8,500    Exelon Corp.                                                       354
                                                                            --------
                                                                                 669
                                                                            --------
              GAS UTILITIES (0.1%)
     1,600    Energen Corp.                                                       77

================================================================================

22  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
     8,300    Questar Corp.                                                 $    145
                                                                            --------
                                                                                 222
                                                                            --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    15,096    NRG Energy, Inc.*                                                  295
                                                                            --------
              Multi-Utilities (0.2%)
     8,200    Ameren Corp.                                                       231
                                                                            --------
              Total Utilities                                                  1,417
                                                                            --------
              Total Common Stocks (cost: $26,900)                             29,631
                                                                            --------

              EXCHANGE-TRADED FUNDS (79.3%)
   891,186    SPDR Trust Series 1(b) (cost: $111,820)                        112,093
                                                                            --------

              MONEY MARKET INSTRUMENTS (0.5%)

              MONEY MARKET FUNDS (0.5%)
   673,697    State Street Institutional Liquid Reserve
                Fund, 0.18%(c) (cost: $674)                                      674
                                                                            --------
              Total Long Positions (cost: $139,394)                          142,398
                                                                            --------

              TOTAL INVESTMENTS (COST: $139,394)                            $142,398
                                                                            ========

              SHORT POSITIONS (21.2%)

              COMMON STOCKS (21.2%)

              CONSUMER DISCRETIONARY (1.8%)
              -----------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
     2,900    Fossil, Inc.*                                                      204
     3,500    Hanesbrands, Inc.*                                                  89
                                                                            --------
                                                                                 293
                                                                            --------
              APPAREL RETAIL (0.1%)
     2,300    Abercrombie & Fitch Co. "A"                                        133
                                                                            --------
              AUTO PARTS & EQUIPMENT (0.3%)
     2,900    BorgWarner, Inc.*                                                  210
     6,200    Gentex Corp.                                                       183
                                                                            --------
                                                                                 393
                                                                            --------
              AUTOMOTIVE RETAIL (0.2%)
     7,900    CarMax, Inc.*                                                      252
                                                                            --------
              HOMEBUILDING (0.3%)
    16,200    Lennar Corp. "A"                                                   304
     6,700    M.D.C. Holdings, Inc.                                              193
                                                                            --------
                                                                                 497
                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              HOUSEWARES & SPECIALTIES (0.2%)
     5,800    Fortune Brands, Inc.                                          $    349
                                                                            --------
              INTERNET RETAIL (0.1%)
     1,000    Amazon.com, Inc.*                                                  180
                                                                            --------
              MOVIES & ENTERTAINMENT (0.3%)
     7,500    Regal Entertainment Group "A"                                       88
     8,400    Time Warner, Inc.                                                  270
                                                                            --------
                                                                                 358
                                                                            --------
              RESTAURANTS (0.1%)
     3,100    Darden Restaurants, Inc.                                           144
                                                                            --------
              Total Consumer Discretionary                                     2,599
                                                                            --------
              CONSUMER STAPLES (2.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
     8,900    Archer-Daniels-Midland Co.                                         268
                                                                            --------
              DRUG RETAIL (0.1%)
     4,600    CVS Caremark Corp.                                                 160
                                                                            --------
              FOOD DISTRIBUTORS (0.3%)
    12,500    Sysco Corp.                                                        367
                                                                            --------
              FOOD RETAIL (0.2%)
    13,400    Safeway, Inc.                                                      301
                                                                            --------
              HYPERMARKETS & SUPER CENTERS (0.2%)
     6,800    BJ's Wholesale Club, Inc.*                                         326
                                                                            --------
              PACKAGED FOODS & MEAT (0.8%)
     5,700    Flowers Foods, Inc.                                                153
     5,700    Green Mountain Coffee Roasters, Inc.*                              187
     7,400    Kellogg Co.                                                        378
     7,700    Kraft Foods, Inc. "A"                                              243
     4,000    McCormick & Co., Inc.                                              186
                                                                            --------
                                                                               1,147
                                                                            --------
              SOFT DRINKS (0.2%)
     3,300    PepsiCo, Inc.                                                      216
                                                                            --------
              Total Consumer Staples                                           2,785
                                                                            --------
              ENERGY (1.7%)
              -------------
              OIL & GAS DRILLING (0.2%)
     3,500    Pride International, Inc.*                                         115
     3,800    Rowan Companies, Inc.*                                             133
                                                                            --------
                                                                                 248
                                                                            --------

================================================================================

24  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
     1,800    Dresser-Rand Group, Inc.*                                     $     77
     3,800    Schlumberger Ltd.                                                  317
                                                                            --------
                                                                                 394
                                                                            --------
              OIL & GAS EXPLORATION & PRODUCTION (1.0%)
    12,400    Denbury Resources, Inc.*                                           237
     3,900    EOG Resources, Inc.                                                357
     4,400    EQT Corp.                                                          197
     6,100    EXCO Resources, Inc.                                               118
     6,600    Forest Oil Corp.*                                                  251
     3,700    Pioneer Natural Resources Co.                                      321
                                                                            --------
                                                                               1,481
                                                                            --------
              OIL & GAS REFINING & MARKETING (0.2%)
    11,400    Frontier Oil Corp.*                                                205
     3,800    Holly Corp.                                                        155
                                                                            --------
                                                                                 360
                                                                            --------
              Total Energy                                                     2,483
                                                                            --------
              FINANCIALS (3.6%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
     6,800    Northern Trust Corp.                                               377
                                                                            --------
              DIVERSIFIED BANKS (0.2%)
     8,400    Comerica, Inc.                                                     355
                                                                            --------
              INVESTMENT BANKING & BROKERAGE (0.1%)
     6,200    Morgan Stanley                                                     169
                                                                            --------
              LIFE & HEALTH INSURANCE (0.3%)
     8,400    MetLife, Inc.                                                      373
                                                                            --------
              MULTI-LINE INSURANCE (0.1%)
     7,300    Genworth Financial, Inc. "A"*                                       96
                                                                            --------
              PROPERTY & CASUALTY INSURANCE (0.3%)
    11,900    Allstate Corp.                                                     379
                                                                            --------
              REGIONAL BANKS (0.2%)
     2,400    Bank of Hawaii Corp.                                               113
    17,500    Regions Financial Corp.                                            123
     7,900    TCF Financial Corp.                                                117
                                                                            --------
                                                                                 353
                                                                            --------
              REITs - INDUSTRIAL (0.3%)
    11,600    AMB Property Corp.                                                 368
                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              REITs - MORTGAGE (0.2%)
    16,900    Annaly Capital Management, Inc.                               $    303
                                                                            --------
              REITs - OFFICE (0.4%)
     3,700    Alexandria Real Estate Equities, Inc.                              271
     2,200    Boston Properties, Inc.                                            189
     3,200    Corporate Office Properties Trust                                  112
                                                                            --------
                                                                                 572
                                                                            --------
              REITs - RESIDENTIAL (0.6%)
     1,800    AvalonBay Communities, Inc.                                        203
     5,900    Equity Residential Properties Trust                                306
    15,600    UDR, Inc.                                                          367
                                                                            --------
                                                                                 876
                                                                            --------
              REITs - RETAIL (0.1%)
     2,900    Taubman Centers, Inc.                                              146
                                                                            --------
              REITs - SPECIALIZED (0.4%)
     8,100    Health Care REIT, Inc.                                             386
    14,000    Host Hotels & Resorts, Inc.                                        250
                                                                            --------
                                                                                 636
                                                                            --------
              SPECIALIZED FINANCE (0.1%)
     2,400    MSCI, Inc. "A"*                                                     94
                                                                            --------
              Total Financials                                                 5,097
                                                                            --------
              HEALTH CARE (2.5%)
              ------------------
              BIOTECHNOLOGY (1.0%)
     3,700    Alexion Pharmaceuticals, Inc.*                                     298
    11,500    Amylin Pharmaceuticals, Inc.*                                      169
    11,900    BioMarin Pharmaceutical, Inc.*                                     320
     6,000    Dendreon Corp.*                                                    210
     4,600    Human Genome Sciences, Inc.*                                       110
     7,600    Vertex Pharmaceuticals, Inc.*                                      266
                                                                            --------
                                                                               1,373
                                                                            --------
              HEALTH CARE DISTRIBUTORS (0.1%)
     5,000    Patterson Companies, Inc.                                          153
                                                                            --------
              HEALTH CARE EQUIPMENT (0.5%)
     3,100    Edwards Lifesciences Corp.*                                        251
     4,000    Gen-Probe, Inc.*                                                   233
     3,600    Hill-Rom Holdings, Inc.                                            142
     3,100    ResMed, Inc.*                                                      107
                                                                            --------
                                                                                 733
                                                                            --------

================================================================================

26  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (0.3%)
    16,300    Tenet Healthcare Corp.*                                       $    109
    12,500    VCA Antech, Inc.*                                                  291
                                                                            --------
                                                                                 400
                                                                            --------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
     1,700    Illumina, Inc.*                                                    108
     3,500    PerkinElmer, Inc.                                                   90
                                                                            --------
                                                                                 198
                                                                            --------
              MANAGED HEALTH CARE (0.1%)
     2,100    WellPoint, Inc.*                                                   120
                                                                            --------
              PHARMACEUTICALS (0.4%)
     3,200    Endo Pharmaceuticals Holdings, Inc.*                               114
    16,600    Pfizer, Inc.                                                       291
     1,800    Watson Pharmaceuticals, Inc.*                                       93
                                                                            --------
                                                                                 498
                                                                            --------
              Total Health Care                                                3,475
                                                                            --------
              INDUSTRIALS (3.1%)
              ------------------
              AEROSPACE & DEFENSE (0.7%)
     5,300    Lockheed Martin Corp.                                              371
     2,600    Precision Castparts Corp.                                          362
     9,000    Spirit AeroSystems Holdings, Inc. "A"*                             187
                                                                            --------
                                                                                 920
                                                                            --------
              AIR FREIGHT & LOGISTICS (0.3%)
     2,800    C.H. Robinson Worldwide, Inc.                                      224
    11,600    UTi Worldwide, Inc.                                                246
                                                                            --------
                                                                                 470
                                                                            --------
              BUILDING PRODUCTS (0.3%)
     5,800    Lennox International, Inc.                                         274
     5,800    USG Corp.*                                                          98
                                                                            --------
                                                                                 372
                                                                            --------
              CONSTRUCTION & ENGINEERING (0.3%)
     4,600    Fluor Corp.                                                        305
     6,300    Quanta Services, Inc.*                                             125
                                                                            --------
                                                                                 430
                                                                            --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
     5,700    Manitowoc Co., Inc.                                                 75
     2,100    Navistar International Corp.*                                      122
     8,100    Terex Corp.*                                                       251

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
     6,800    WABCO Holdings, Inc.*                                         $    414
     3,500    Wabtec Corp.                                                       185
                                                                            --------
                                                                               1,047
                                                                            --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     4,100    Waste Connections, Inc.                                            113
                                                                            --------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
     1,600    Manpower, Inc.                                                     101
    12,000    Robert Half International, Inc.                                    367
                                                                            --------
                                                                                 468
                                                                            --------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
     2,200    Fastenal Co.                                                       132
     1,900    WESCO International, Inc.*                                         100
                                                                            --------
                                                                                 232
                                                                            --------
              TRUCKING (0.2%)
     4,200    Con-Way, Inc.                                                      154
     4,400    Landstar System, Inc.                                              180
                                                                            --------
                                                                                 334
                                                                            --------
              Total Industrials                                                4,386
                                                                            --------
              INFORMATION TECHNOLOGY (3.8%)
              -----------------------------
              APPLICATION SOFTWARE (0.6%)
    17,800    Cadence Design Systems, Inc.*                                      147
     8,100    Compuware Corp.*                                                    94
     1,900    Informatica Corp.*                                                  84
     7,000    Intuit, Inc.*                                                      345
     1,600    Salesforce.com, Inc.*                                              211
                                                                            --------
                                                                                 881
                                                                            --------
              COMMUNICATIONS EQUIPMENT (0.4%)
    11,700    Cisco Systems, Inc.*                                               237
     6,400    JDS Uniphase Corp.*                                                 93
     3,700    Juniper Networks, Inc.*                                            136
     2,000    Polycom, Inc.*                                                      78
                                                                            --------
                                                                                 544
                                                                            --------
              COMPUTER HARDWARE (0.2%)
    19,500    NCR Corp.*                                                         300
                                                                            --------
              COMPUTER STORAGE & PERIPHERALS (0.2%)
     5,200    NetApp, Inc.*                                                      286
                                                                            --------
              ELECTRONIC COMPONENTS (0.4%)
    19,100    Corning, Inc.                                                      369

================================================================================

28  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
     2,800    Dolby Laboratories, Inc. "A"*                                 $    187
                                                                            --------
                                                                                 556
                                                                            --------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
     3,000    Trimble Navigation Ltd.*                                           120
                                                                            --------
              HOME ENTERTAINMENT SOFTWARE (0.2%)
    15,000    Electronic Arts, Inc.*                                             245
                                                                            --------
              INTERNET SOFTWARE & SERVICES (0.3%)
     3,000    Akamai Technologies, Inc.*                                         141
     2,600    Equinix, Inc.*                                                     211
     2,400    VistaPrint N.V.*                                                   111
                                                                            --------
                                                                                 463
                                                                            --------
              SEMICONDUCTOR EQUIPMENT (0.2%)
    20,200    MEMC Electronic Materials, Inc.*                                   227
                                                                            --------
              SEMICONDUCTORS (0.9%)
     2,200    Cree, Inc.*                                                        145
     9,300    Intersil Corp. "A"                                                 142
     6,300    Silicon Laboratories, Inc.*                                        290
    13,100    Skyworks Solutions, Inc.*                                          375
    12,800    Xilinx, Inc.                                                       371
                                                                            --------
                                                                               1,323
                                                                            --------
              SYSTEMS SOFTWARE (0.3%)
     2,700    Rovi Corp.*                                                        168
     2,500    VMware, Inc. "A"*                                                  222
                                                                            --------
                                                                                 390
                                                                            --------
              Total Information Technology                                     5,335
                                                                            --------
              MATERIALS (0.9%)
              ----------------
              DIVERSIFIED CHEMICALS (0.1%)
    14,200    Huntsman Corp.                                                     222
                                                                            --------
              PAPER PACKAGING (0.3%)
    11,200    Bemis Co., Inc.                                                    366
                                                                            --------
              SPECIALTY CHEMICALS (0.2%)
     3,500    Sherwin-Williams Co.                                               293
                                                                            --------
              STEEL (0.3%)
     4,400    Allegheny Technologies, Inc.                                       243
    11,400    Commercial Metals Co.                                              189
                                                                            --------
                                                                                 432
                                                                            --------
              Total Materials                                                  1,313
                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.9%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    25,500    Frontier Communications Corp.                                 $    248
    26,300    Windstream Corp.                                                   367
                                                                            --------
                                                                                 615
                                                                            --------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
     5,800    Crown Castle International Corp.*                                  254
     9,200    SBA Communications Corp. "A"*                                      377
                                                                            --------
                                                                                 631
                                                                            --------
              Total Telecommunication Services                                 1,246
                                                                            --------
              UTILITIES (0.9%)
              ----------------
              GAS UTILITIES (0.2%)
     5,500    ONEOK, Inc.                                                        305
                                                                            --------
              MULTI-UTILITIES (0.7%)
    10,800    CenterPoint Energy, Inc.                                           170
    17,900    CMS Energy Corp.                                                   333
     5,900    Integrys Energy Group, Inc.                                        286
     2,600    Sempra Energy                                                      136
                                                                            --------
                                                                                 925
                                                                            --------
              WATER UTILITIES (0.0%)
     1,816    Aqua America, Inc.                                                  41
                                                                            --------
              Total Utilities                                                  1,271
                                                                            --------
              Total Common Stocks (proceeds: $27,056)                         29,990
                                                                            --------

              TOTAL SHORT POSITIONS (PROCEEDS: $27,056)                     $ 29,990
                                                                            ========
------------------------------------------------------------------------------------
NUMBER
OF CONTRACTS
------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.3%)
       500    Call - S&P 500 Index expiring January 22, 2011 at 1,320             38
       887    Put - S&P 500 Index expiring January 22, 2011 at 1,190             337
                                                                            --------

              TOTAL PURCHASED OPTIONS (COST: $1,345)                        $    375
                                                                            ========

================================================================================

30  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF CONTRACTS  SECURITY                                                         (000)
------------------------------------------------------------------------------------
              WRITTEN OPTIONS (1.2%)
     (165)    Call - S&P 500 Index expiring January 22, 2011 at 1,230       $   (595)
     (100)    Call - S&P 500 Index expiring January 22, 2011 at 1,240           (286)
     (190)    Call - S&P 500 Index expiring January 22, 2011 at 1,250           (415)
     (100)    Call - S&P 500 Index expiring January 22, 2011 at 1,270           (110)
     (300)    Call - S&P 500 Index expiring January 22, 2011 at 1,280           (216)
     (887)    Put - S&P 500 Index expiring January 22, 2011 at 1,120             (93)
                                                                            --------

              TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $1,677)             $ (1,715)
                                                                            ========

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                                  VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                          QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                      IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                             FOR IDENTICAL ASSETS               INPUTS          INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------
Long Positions:
  Common Stocks                                $ 29,631                   $-              $-       $ 29,631
  Exchange-Traded Funds                         112,093                    -               -        112,093
  Money Market Instruments                          674                    -               -            674

Purchased Options                                   375                    -               -            375
-----------------------------------------------------------------------------------------------------------
Total                                          $142,773                   $-              $-       $142,773
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                          QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                      IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
LIABILITIES                   FOR IDENTICAL LIABILITIES               INPUTS          INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------
Short Positions:
  Common Stocks                                $(29,990)                  $-              $-       $(29,990)

Written Options                                  (1,715)                   -               -         (1,715)
-----------------------------------------------------------------------------------------------------------
Total                                          $(31,705)                  $-              $-       $(31,705)
-----------------------------------------------------------------------------------------------------------

For the year ended December 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2010

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   REIT     Real estate investment trust

   SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

================================================================================

32  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

o  SPECIFIC NOTES

   (a) Securities are pledged with a broker as collateral for short positions borrowed and segregated to cover the value of the short positions.

   (b) At December 31, 2010, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.

   (c) Rate represents the money market fund annualized seven-day yield at December 31, 2010.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2010

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $139,394)            $142,398
  Purchased options, at market value (cost of $1,345)                           375
  Cash                                                                           13
  Deposits with broker for securities sold short                             29,936
  Receivables:
    Capital shares sold                                                          98
    USAA Transfer Agency Company (Note 5D)                                        1
    Dividends and interest                                                      596
                                                                           --------
      Total assets                                                          173,417
                                                                           --------
LIABILITIES
  Payables:
    Dividends for securities sold short                                          75
    Capital shares redeemed                                                     193
  Securities sold short, at market value (proceeds of $ 27,056)              29,990
  Written options, at market value (premiums received of $1,677)              1,715
  Accrued management fees                                                        73
  Accrued transfer agent's fees                                                   6
  Other accrued expenses and payables                                            74
                                                                           --------
      Total liabilities                                                      32,126
                                                                           --------
        Net assets applicable to capital shares outstanding                $141,291
                                                                           ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                          $182,322
  Overdistribution of net investment income                                     (31)
  Accumulated net realized loss on investments, securities
    sold short, and options                                                 (40,062)
  Net unrealized depreciation of investments, securities
    sold short, and options                                                    (938)
                                                                           --------
        Net assets applicable to capital shares outstanding                $141,291
                                                                           ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                 16,945
                                                                           ========
  Net asset value, redemption price, and offering price per share          $   8.34
                                                                           ========

See accompanying notes to financial statements.

================================================================================

34  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2010

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                             $ 2,587
  Interest                                                                    5
                                                                        -------
      Total income                                                        2,592
                                                                        -------
EXPENSES
  Management fees                                                           868
  Administration and servicing fees                                         217
  Transfer agent's fees                                                     556
  Custody and accounting fees                                                98
  Postage                                                                    29
  Shareholder reporting fees                                                 21
  Trustees' fees                                                             11
  Registration fees                                                          38
  Professional fees                                                          77
  Dividend expense on securities sold short                                 632
  Other                                                                      41
                                                                        -------
      Total expenses                                                      2,588
                                                                        -------
NET INVESTMENT INCOME                                                         4
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SECURITIES SOLD SHORT, AND OPTIONS
  Net realized gain (loss) on:
    Investments                                                          (6,634)
    Securities sold short                                                 4,681
    Options                                                              (6,011)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                          14,526
    Securities sold short                                                 1,848
    Options                                                              (1,467)
                                                                        -------
      Net realized and unrealized gain                                    6,943
                                                                        -------
  Increase in net assets resulting from operations                      $ 6,947
                                                                        =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                    2010            2009
----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                         $      4        $    558
  Net realized loss on investments                                (6,634)        (15,131)
  Net realized gain on securities sold short                       4,681           5,633
  Net realized loss on options                                    (6,011)         (6,676)
  Payment from USAA Investment Management Company                      -               8
  Change in net unrealized appreciation/depreciation of:
    Investments                                                   14,526          37,777
    Securities sold short                                          1,848          (7,222)
    Options                                                       (1,467)            459
                                                                ------------------------
  Increase in net assets resulting from operations                 6,947          15,406
                                                                ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (507)           (531)
  Net realized gains                                                   -          (1,664)
                                                                ------------------------
    Distributions to shareholders                                   (507)         (2,195)
                                                                ------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                       29,497          28,037
  Reinvested dividends                                               500           2,172
  Cost of shares redeemed                                        (44,353)        (37,192)
                                                                ------------------------
    Decrease in net assets from capital share transactions       (14,356)         (6,983)
                                                                ------------------------
  Capital contribution from USAA Transfer Agency
    Company (Note 5D)                                                  1               -
                                                                ------------------------
  Net increase (decrease) in net assets                           (7,915)          6,228

NET ASSETS
  Beginning of year                                              149,206         142,978
                                                                ------------------------
  End of year                                                   $141,291        $149,206
                                                                ========================
Accumulated undistributed (overdistribution of)
  net investment income:
  End of year                                                   $    (31)       $     25
                                                                ========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                      3,658           3,760
  Shares issued for dividends reinvested                              61             281
  Shares redeemed                                                 (5,504)         (5,139)
                                                                ------------------------
    Decrease in shares outstanding                                (1,785)         (1,098)
                                                                ========================

See accompanying notes to financial statements.

================================================================================

36  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this annual report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF), a single corporate bond, or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including ETFs and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

        valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

38  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   6. Repurchase agreements are valued at cost, which approximates market value.

   7.   Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio

================================================================================

40  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

   OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

   Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

   Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

   In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2010* (IN THOUSANDS)

                                          ASSET DERIVATIVES               LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------------
                                  STATEMENT OF                        STATEMENT OF
                                  ASSETS AND                          ASSETS AND
DERIVATIVES NOT ACCOUNTED         LIABILITIES                         LIABILITIES
FOR AS HEDGING INSTRUMENTS        LOCATION             FAIR VALUE     LOCATION           FAIR VALUE
---------------------------------------------------------------------------------------------------
Equity contracts                   Purchased             $375         Written              $1,715
                                   options                            options
---------------------------------------------------------------------------------------------------

* For open derivative instruments as of December 31, 2010, see the portfolio of investments, which is also indicative of activity for the year-ended December 31, 2010.

================================================================================

42  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS DURING THE YEAR ENDED DECEMBER 31, 2010 (IN THOUSANDS)

                                                                                     CHANGE IN
                                                                                     UNREALIZED
DERIVATIVES NOT                                               REALIZED               APPRECIATION
ACCOUNTED FOR AS              STATEMENT OF                    GAIN (LOSS)            (DEPRECIATION)
HEDGING INSTRUMENTS           OPERATIONS LOCATION             ON DERIVATIVES         ON DERIVATIVES
---------------------------------------------------------------------------------------------------
Equity contracts              Net realized gain (loss) on        $(6,011)               $(1,467)
                              options/Change in net
                              unrealized appreciation/
                              depreciation of options
---------------------------------------------------------------------------------------------------

D. SHORT POSITIONS -- The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" on the Fund's statement of operations. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

   Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

   The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

G. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and expense on securities sold short, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

================================================================================

44  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended December 31, 2010, custodian and other bank credits reduced the Fund's expenses by less than $500.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2010, the Fund paid CAPCO facility fees of $1,000, which represents 0.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2010.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for current year excess distributions, for utilization of net operating losses, and adjustments to the investments in partnerships resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital by $319,000, increase accumulated undistributed net investment income by $447,000, and decrease accumulated net realized gain on investments by $128,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2010, and 2009, was as follows:

                                                2010                      2009
                                              -----------------------------------
Ordinary income*                              $507,000                 $  898,000
Long-term realized capital gains                     -                  1,297,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of December 31, 2010, the components of net assets representing distributable earnings on a tax basis were as follows:

Accumulated capital and other losses                                  $29,864,000
Unrealized depreciation of investments                                 10,143,000

================================================================================

46  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and the mark-to-market of open purchase option contracts.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2010, the Fund had a current post-October capital loss deferral of $4,640,000 and capital loss carryovers of $25,224,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2017 and 2018. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

             CAPITAL LOSS CARRYOVERS
--------------------------------------------
 EXPIRES                           BALANCE
---------                        -----------
   2017                          $17,718,000
   2018                            7,506,000
                                 -----------
                        Total    $25,224,000
                                 ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more- likely-than-not threshold. For the year ended December 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended December 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2010, were $79,128,000 and $102,645,000, respectively.

As of December 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was $152,915,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2010, for federal income tax purposes, were $3,257,000 and $13,400,000, respectively, resulting in net unrealized depreciation of $10,143,000.

For the year ended December 31, 2010 transactions in written call and put options* were as follows:

                                                                         PREMIUMS
                                           NUMBER OF                     RECEIVED
                                           CONTRACTS                      (000's)
                                           --------------------------------------
Outstanding at December 31, 2009             1,896                       $  1,328
Options written                             10,746                         16,531
Options terminated in closing
  purchase transactions                     (8,031)                       (13,328)
Options expired                             (2,869)                        (2,854)
                                           --------------------------------------
Outstanding at December 31, 2010             1,742                       $  1,677
                                           ======================================

* Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager also is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage

================================================================================

48  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Flexible Portfolio Funds Index over the performance period. The Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds in the Lipper Flexible Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
-----------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%
+/- 4.01% to 7.00%                        +/- 0.05%
+/- 7.01% and greater                     +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

   Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

   For the year ended December 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $868,000, which included a (0.05)% performance adjustment of $(72,000).

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group) and effective August 1, 2010, with QS Investors LLC (QS), under which QS directs the investment and reinvestment of a portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager) and Volaris Group directs the investment and reinvestment of the portion of the Fund's assets invested in index options (as allocated from time to time by the Manager).

   The Manager (not the Fund) pays QS a subadvisory fee in the annual amount of 0.60% of the portion of the Fund's average daily net assets that QS manages. For the year ended December 31, 2010, the Manager incurred subadvisory fees, paid or payable to QS, of $79,000.

   The Manager (not the Fund) pays CSSU's Volaris Group a subadvisory fee based on the total notional amount of the options contracts that CSSU's Volaris Group manages in the USAA Balanced Strategy Fund, the USAA Cornerstone Strategy Fund, the USAA First Start Growth Fund, the USAA Global Opportunities Fund, and the USAA Total Return Strategy Fund, in an annual amount of 0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to $250 million; 0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion; and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the index that underlies the written

================================================================================

50  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   options strategy for the Fund. For the year ended December 31, 2010, the Manager incurred subadvisory fees for the Fund, paid or payable to CSSU's Volaris Group of $113,000.

   Effective August 1, 2010, the Manager terminated its investment subadvisory agreement with Deutsche Investment Management Americas Inc. (DIMA), under which DIMA had directed the investment and reinvestment of a portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). For the year ended December 31, 2010, the Manager incurred subadvisory fees, paid or payable to DIMA, of $112,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended December 31, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $217,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2010, the Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out of pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2010, the Fund incurred transfer

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

   agent's fees, paid or payable to SAS, of $556,000. For the year ended December 31, 2010, SAS voluntarily reimbursed the Fund for the transfer agent fees related to certain shareholder transactions, in total $1,000.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date, but before the financial statements are issued, are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that require recognition or disclosure in the Fund's financial statements. The following event will affect the Fund's future financial statements.

Effective January 31, 2011, Volaris Group is no longer a subadviser for the Fund.

================================================================================

52  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------
                                 2010         2009             2008         2007             2006
                             --------------------------------------------------------------------
Net asset value at
 beginning of period         $   7.97     $   7.21         $   9.37     $  10.00         $   9.89
                             --------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income            .03          .03              .13          .13              .39
 Net realized and
  unrealized gain (loss)          .37          .85(b)         (2.09)         .35              .11
                             --------------------------------------------------------------------
Total from investment
 operations                       .40          .88            (1.96)         .48              .50
                             --------------------------------------------------------------------
Less distributions from:
 Net investment income           (.03)        (.03)            (.13)        (.13)            (.39)
 Realized capital gains             -         (.09)            (.07)        (.98)               -
                             --------------------------------------------------------------------
Total distributions              (.03)        (.12)            (.20)       (1.11)            (.39)
                             --------------------------------------------------------------------
Net asset value at end
 of period                   $   8.34     $   7.97         $   7.21     $   9.37         $  10.00
                             ====================================================================
Total return (%)*                5.01        12.25(b),(d)    (21.01)        4.70(c)          5.09
Net assets at end
 of period (000)             $141,291     $149,206         $142,978     $250,714         $293,619
Ratios to average net
 assets:**
 Expenses including
  dividend expense on
  securities sold
  short (%)(e)
  Including reimbursements       1.79         1.56(d),(f)      1.31(f)      1.12(c),(f)      1.00(f)
  Excluding reimbursements       1.79         1.70(d)          1.60         1.31             1.20
 Expenses excluding dividend
  expense on securities sold
  short (%)(e)
  Including reimbursements       1.35         1.29(d),(f)      1.00(f)      1.00(c),(f)      1.00(f)
  Excluding reimbursements       1.35         1.43(d)          1.29         1.19             1.20
 Net investment income (%)        .00(g)       .41             1.00         1.22             4.09
Portfolio turnover (%)(a)          71(h)        68(h)           384(h)       471(h)           200(i)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended December 31, 2010, average net assets were $144,542,000.
(a) The Fund's various investment strategies may create a large volume of purchase and sales transactions relative to the market value of portfolio investments, which results in portfolio turnover rates exceeding 100%.
(b) For the year ended December 31, 2009, the Manager reimbursed the Fund
    $8,000 for a loss incurred from the sale of option contracts that were purchased in excess of what was required to hedge the equity portion of the Fund's portfolio. The effect of this reimbursement on the Fund's net realized loss per share and total return was less than $0.01/0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

(c) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The effect of this reimbursement on the Fund's total return and ratio of expenses to average net assets was less than 0.01%.
(d) During the year ended December 31, 2009, SAS voluntarily reimbursed the Fund $56,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.04%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(e) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Prior to May 1, 2009, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets, excluding the effect of any dividend expense for securities sold short.
(g) Represents less than 0.01%.
(h) Calculated excluding securities sold short, covers on securities sold short, and options transactions. The turnover rate for the portion of the Fund invested in ETFs and bonds was calculated using average daily market value for the years ended December 31, 2007, and 2008, and calculated using average monthly market value for the years ended December 31, 2009, and 2010.
(i) Calculated using average daily market value for the number of months during which the Fund was invested in long-term securities (ETFs and bonds), which, for the year ended December 31, 2006, was two.

================================================================================

54  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2010, through December 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                     BEGINNING              ENDING              DURING PERIOD*
                                   ACCOUNT VALUE         ACCOUNT VALUE           JULY 1, 2010 -
                                    JULY 1, 2010       DECEMBER 31, 2010       DECEMBER 31, 2010
                                   -------------------------------------------------------------
Actual                                $1,000.00            $1,097.00                $10.62

Hypothetical
 (5% return before expenses)           1,000.00             1,015.07                 10.21

* Expenses are equal to the Fund's annualized expense ratio of 2.01%, which is net of any reimbursements and expenses paid indirectly and includes dividend expense for securities sold short, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 9.70% for the six-month period of July 1, 2010, through December 31, 2010.

================================================================================

56  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 48 individual funds as of December 31, 2010. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

58  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

ROBERT L. MASON, Ph.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, Ph.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

(1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

(2) Member of Executive Committee

(3) Member of Audit Committee

(4) Member of Pricing and Investment Committee

(5) Member of Corporate Governance Committee

(6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

(7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.

(+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

60  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, Jr.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

62  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT usaa.com                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at usaa.com; and (iii) on the SEC's Web site at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at usaa.com; and (ii) on the SEC's Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at usaa.com; and (iii) on the SEC's Web site at http://www.sec.gov. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

================================================================================

       USAA
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       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
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                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At usaa.com click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

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        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   48704-1231                                (C)2011, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On September 22, 2010, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 48 funds in all. Only 12 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2010 and 2009 were $330,450 and $262,287, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2010 and 2009 were $63,358 and $61,513, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2010 and 2009.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2010 and 2009.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2010 and 2009 were $384,316 and $104,896, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2010 and 2009 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2010

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    02/25/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2011
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/25/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.